Stockholder's Equity (Tables)	12 Months Ended
Jan. 03, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Share Activity

Common stock and treasury stock activity:	Stock	Treasury Stock
Balance, December 30, 2012	37,162,697	—
Issued	408,485	—
Balance, December 29, 2013	37,571,182	—
Acquired	—	1,396,290
Issued	126,683	(354,009)
Balance, December 28, 2014	37,697,865	1,042,281
Acquired	—	2,561,815
Issued	—	(420,830)
Balance, January 3, 2016	37,697,865	3,183,266

Valuation of Stock Options Granted

Stock option valuation assumptions:	2014	2013
Expected dividend yield	—	—
Expected volatility	30.7%	31.9%
Risk-free interest rate	1.7%	0.9%
Expected life in years	7.4	7.3

Stock Option Transactions for Employee Stock Option Plans
Stock option transactions for Teledyne’s employee stock option plans are summarized as follows:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Beginning balance	2,499,708	$63.85	2,419,372	$53.77	2,203,005	$45.90
Granted	—	$—	567,008	$94.22	573,724	$75.17
Exercised	(333,527)	$50.59	(406,167)	$44.01	(313,265)	$37.10
Canceled or expired	(80,328)	$85.26	(80,505)	$74.72	(44,092)	$57.68
Ending balance	2,085,853	$65.15	2,499,708	$63.85	2,419,372	$53.77
Options exercisable at end of period	1,609,109	$58.30	1,477,205	$49.81	1,414,002	$43.40

Stock Options Outstanding and Stock Options Exercisable Under Employee Stock Option Plans
The following table provides certain information with respect to stock options outstanding and stock options exercisable at January 3, 2016, under the employee stock option plans:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Remaining life in years	Shares	Weighted Average Exercise Price
$30.01-$40.00	233,519	$38.44	1.0	233,519	$38.44
$40.01-$50.00	459,481	$44.63	4.7	459,481	$44.63
$50.01-$60.00	182,544	$50.81	2.3	182,544	$50.81
$60.01-$70.00	298,175	$64.73	6.4	298,175	$64.73
$70.01-$80.00	427,028	$75.17	7.4	276,774	$75.17
$90.00-$95.74	485,106	$94.27	8.4	158,616	$94.27
	2,085,853	$65.15	5.7	1,609,109	$58.30

Stock Option Transactions for Non-employee Stock Option Plans
Stock option transactions for Teledyne’s non-employee director stock option plans are summarized as follows:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Beginning balance	351,169	$51.76	324,381	$45.06	308,908	$39.35
Granted	—	$—	45,010	$89.19	42,166	$71.22
Exercised	(53,152)	$39.99	(18,088)	$24.59	(26,363)	$20.86
Canceled or expired	—	$—	(134)	$61.80	(330)	$40.70
Ending balance	298,017	$53.86	351,169	$51.76	324,381	$45.06
Options exercisable at end of period	298,017	$53.86	310,159	$46.88	282,215	$41.07

Stock Options Outstanding and Stock Exercisable Under Non Employee Director Stock Option Plan
The following table provides certain information with respect to stock options outstanding and stock options exercisable at January 3, 2016, under the non-employee director stock option plan:

	Stock Options Outstanding and Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Remaining life in years
$15.53-$20.00	966	$15.53	3.1
$20.01-$30.00	26,842	$26.03	3.2
$30.01-$40.00	49,813	$33.64	3.3
$40.01-$50.00	84,589	$46.08	4.0
$50.01-$60.00	30,797	$53.65	2.8
$60.01-$70.00	39,010	$64.36	6.7
$70.01-$80.00	32,000	$75.13	7.3
$80.01-$94.24	34,000	$94.06	8.3
	298,017	$53.86	4.9

Summary of Restricted Stock Activity

Restricted stock:	Shares	Weighted average fair value per share
Balance, December 30, 2012	121,769	$39.01
Granted	48,325	$66.65
Issued	(39,867)	$29.62
Forfeited/Canceled	(944)	$29.62
Balance, December 29, 2013	129,283	$52.31
Granted	37,688	$88.05
Issued	(40,197)	$37.22
Forfeited/Canceled	(18,048)	$56.68
Balance, December 28, 2014	108,726	$69.55
Granted	43,588	$96.28
Issued	(29,642)	$51.38
Forfeited/Canceled	(13,502)	$82.33
Balance, January 3, 2016	109,170	$83.58